Property and Equipment (Table)	3 Months Ended
Mar. 31, 2017
Property And Equipment Table
Changes in cost of property and equipment

For the years ended December 31, 2016 and 2015 and the three-month period ended March 31, 2017, the changes in cost of property and equipment were as follows:

	Computer software and equipment	Furniture and fixture	Total
January 1, 2015	$17,170	$-	$17,170
Addition	75,115	3,393	78,508
December 31, 2015	92,285	3,393	95,678
Addition	33,239	-	33,239
December 31, 2016	125,524	3,393	128,917
Addition	-	-	-
March 31, 2017 (Unaudited)	$125,524	$3,393	$128,917

Changes in accumulated depreciation for property and equipment

For the years ended December 31, 2016 and 2015 and three-month period ended March 31, 2017, the changes in accumulated depreciation for property and equipment were as follows:

	Computer software and equipment	Furniture and fixture	Total
January 1, 2015	$421	$-	$421
Addition	11,661	283	11,944
December 31, 2015	12,082	283	12,365
Addition	30,781	679	31,460
December 31, 2016	42,863	962	43,825
Addition	6,037	169	6,206
March 31, 2017 (Unaudited)	$48,900	$1,131	$50,031